Dividends	9 Months Ended
Sep. 30, 2011
Dividends

7. Dividends

On May 5, 2011, the Company declared its first quarterly dividend on its Common Stock of $0.125 per share for the second quarter of 2011. The dividend totaled $646,487 and was paid on July 15, 2011 to all holders of Common Stock of record as of June 30, 2011.

On August 4, 2011, the Company declared a quarterly dividend on its Common Stock of $0.125 per share. The dividend totaled $646,675 and was paid on October 17, 2011 to all holders of Common Stock of record as of September 30, 2011.